Net Commission and Fee Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net commissions and fee income:
Net commissions and fees from fiduciary activities	€ 4,320	€ 4,287	€ 4,480
Net commissions, brokers fees, mark-ups on securities underwriting and other securities activities	2,985	3,305	4,134
Net fees for other customer services	3,698	4,152	4,151
Net commissions and fee income	€ 11,002	€ 11,744	€ 12,765